UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-21280

BlackRock Preferred Opportunity Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Preferred Opportunity Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:  888-825-2257

Date of fiscal year end:      December 31, 2007
Date of reporting period:   March 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MARCH 31, 2007

BlackRock Preferred Opportunity Trust (BPP)

(Percentages shown are based on Net Assets)

Shares		Description	Value
		LONG-TERM INVESTMENTS—127.5%
		Preferred Stocks—53.1%
		Energy—1.7%
5,000		Devon Energy Corp., Ser. A, 6.49%	$503,125
49,290		Hanover Compressor Capital Trust, 7.25%	3,179,205
155,000		Nexen, Inc., 7.35%	4,000,937
		Total Energy	7,683,268
		Financial Institutions—38.9%
600		ABN Amro NA, Inc., 6.46%	604,687
298,400		ACE Ltd., Ser. C, 7.80%	7,665,896
190,000		Aegon NV, Ser. 1, 6.23%	4,888,681
117,414		Arch Capital Group Ltd., 8.00%	3,129,823
80,000	[1]	Aspen Insurance Holdings Ltd., 7.401%	2,060,000
30,000		Banesto Holdings Ltd., Ser. A, 10.50%	905,625
75,000		Bear Stearns Co., Inc., Ser. E, 6.15%	3,843,750
60,000		Chevy Chase Capital Corp., Ser. A, 10.375%	3,225,000
23,600		CIT Group, Inc. (CORTS), 6.75%	591,416
80,000		Colonial Capital Trust IV, 7.875%	2,036,800
27,000		Countrywide Capital IV, 6.75%,	656,910
408,030		Countrywide Capital V, 7.00%	9,971,233
		Credit Suisse First Boston (SATURNS),
11,100		6.25%	279,276
12,300		7.00%	313,650
250,000		Deutsche Bank Capital Funding Trust VIII, 6.375%	6,435,450
172,400		Endurance Specialty Holdings Ltd., 7.75%	4,563,221
		Everest RE Capital Trust,
72,500		7.85%	1,853,281
30,000		Ser. B, 6.20%	718,125
		Federal Home Loan Mortgage Corp.,
285,000	[1]	Ser. Q, 3.85%	13,038,750
415,000		Ser. V, 5.57%	10,387,989
15,200		Financial Security Assurance Holdings Ltd., 5.60%	350,968
120,000		First Republic Preferred Capital Corp., 7.25%	3,022,500
		Goldman Sachs Group, Inc.,
102,900		(SATURNS), 6.00%	2,504,586
70,000		Ser. B, 6.20%	1,826,566
50,000		HSBC Bank, Inc., 6.50%	1,320,315
76,700		ING Groep N.V., 7.05%	1,941,469
30,000		KeyCorp Capital IX, 6.75%	757,500
117,200		KeyCorp Capital V, 5.875%	2,827,450
100,000		Kraft Foods, Inc. (CORTS), 5.875%	2,459,380
31,100		Lehman Brothers Holdings, Inc., Ser. D, 5.67%	1,570,550
274,500		MetLife, Inc., Ser. B, 6.50%	7,197,061
101,300		Morgan Stanley, (PPLUS), 7.05%	2,535,671
55,400		National City Capital Trust II, 6.625%	1,388,462
40,000		New York Community Capital Trust V, 6.00%	1,970,000
7,200		News Holdings Ltd. (CORTS), 8.125%	185,400
209,400		PartnerRE Ltd., Ser. C, 6.75%	5,293,904
79,385		Phoenix Cos., Inc., 7.45%	1,981,450
18,400		PLC Capital Trust IV, 7.25%	462,876
53,975	[1]	Principal Financial Group, Inc., Ser. B, 6.518%	1,511,300
82,000		Prudential Plc, 6.50%	2,106,375
235,000		RenaissanceRe Holdings Ltd., Ser. D, 6.60%	5,738,700
30		Roslyn Real Estate Asset Corp., Ser. C, 8.95%	3,030,000
375,000		Royal Bank of Scotland Group Plc (ADR), Ser. N, 6.35%	9,585,000
23,600		Safeco Capital Trust (SATURNS),,	604,576
		Safeco Corp. (CORTS),
4,100		8.072%	104,140
2,000		8.375%	54,820
29,200		8.75%	839,500
		Santander Finance Preferred S.A. Unipersonal, (Spain)
500,000	[2]	6.50% (Spain)	12,703,150
140,000	[2]	6.80% (Spain)	3,535,000

BlackRock Preferred Opportunity Trust (BPP) (continued)

(Percentages shown are based on Net Assets)

Shares		Description	Value
		Financial Institutions—(cont'd)
103,439		Structured Repackaged Asset-Backed Trust Securities, 6.50%	$2,572,528
60	[2]	Union Planters Funding Corp., 7.75%	6,558,750
11,100		Valero Energy Corp. (PPLUS), 7.25%	290,043
250,000		Wachovia Funding Corp., Ser. A, 7.25%	6,929,700
5,200		Washington Mutual, Inc. (CORTS), 7.65%	133,413
2,000	[1,2]	Zurich RegCaPS Funding Trust, 6.58%	2,020,000
		Total Financial Institutions	175,082,666
		Media—2.6%
253,100		AOL Time Warner, Inc. (CABCO), Ser. A-1, 7.625%	6,535,042
		Comcast Corp.,
110,000		2.00%	3,824,073
50,000		7.00%	1,282,815
		Total Media	11,641,930
		Real Estate—9.8%
		BRE Properties, Inc., (REIT)
225,000		Ser. C, 6.75%	5,646,105
80,000		Ser. D, 6.75%	1,985,000
		Duke Realty Corp., (REIT)
90,000		Ser. J, 6.625%	2,261,250
160,800		Ser. K, 6.50%	4,045,133
100,000		Ser. M, 6.95%	2,534,380
		Mills Corp.,
165,000		Ser. B, 9.00%	4,326,102
80,000		Ser. G, 7.875%	2,090,000
255,200		NB Capital Corp., 8.35%	6,714,312
20,000		PS Business Parks, Inc. (REIT), Ser. P, 6.70%	490,626
220,000		Public Storage, Inc., Ser. L, 6.75%	5,582,500
100,000		Realty Income Corp. (REIT), Ser. E, 6.75%	2,496,880
75,000		Regency Centers Corp. (REIT), 6.70%	1,853,910
30	[2]	SunTrust Real Estate Investment Corp. (REIT), 9.00%	3,750,000
20,000		Weingarten Realty Investors (REIT), Ser. F, 6.50%	496,250
		Total Real Estate	44,272,448
		Technology—0.1%
787,326		Superior Essex Holding Corp., Ser. A, 9.50%	645,607
		Total Preferred Stocks	239,325,919
Principal
Amount
(000)
		Trust Preferred Stocks—29.1%
		Energy—1.6%
$ 4,655		KN Capital Trust III, 7.63%, 4/15/28	4,494,142
2,675	[1]	PPL Capital Funding, Inc., Ser. A, 6.70%	2,629,257
		Total Energy	7,123,399
		Financial Institutions—26.4%
4,500		AFC Capital Trust I, 8.207%, 2/03/27	4,658,944
9,000	[2]	AgFirst Farm Credit Bank, 7.30%, 10/14/49	8,975,070
6,155		American International Group, Inc., Ser. A1, 6.25%	6,038,946
5,000		BTA Finance Luxembourg S.A., 8.25%, 1/29/49 (Kazakhstan)	4,649,800
10,000	[2]	CBA Capital Trust I, 5.805%, 12/31/49	10,086,900
1,925	[1,2]	C10 Capital SPV Ltd., 6.722%	1,895,374
4,500	[1]	Chubb Corp., 6.375%	4,488,516
15,000	[1,2]	Deutsche Bank Capital Funding Trust VII, 5.628%, 1/19/49	14,723,535
4,000	[2]	Dresdner Funding Trust I, 8.151%, 6/30/31	4,760,472
1,100		FCB/NC Capital Trust I, 8.05%, 3/01/28	1,154,013
3,000	[1,2]	ICICI Bank Ltd., 7.25%, 8/29/49 (India)	3,108,873
11,400	[1]	JPMorgan Chase Capital XXI, Ser. U, 6.31%, 2/02/37	11,530,633
5,025	[1,2]	Liberty Mutual Group, Inc., Ser. B, 7.00%	4,954,198
5,000	[1,2]	Mangrove Bay Pass-Through Trust, 6.102%, 7/15/33	4,908,200
2,000		NBP Capital Trust III, 7.375%, 10/29/49	2,069,900
10,575	[1,2]	Societe Generale, 5.922%	10,575,000
7,500	[2]	Sun Life of Canada U.S. Capital Trust I, 8.526%, 5/29/49	7,842,030
4,800	[1]	Travelers Cos., Inc., 6.25%	4,740,466

BlackRock Preferred Opportunity Trust (BPP) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Financial Institutions—(cont'd)
$ 5,000	[2]	Webster Capital Trust I, 9.36%, 1/29/27	$5,234,270
2,850	[1]	XL Capital Ltd., Ser. E, 6.50%	2,774,817
		Total Financial Institutions	119,169,957
		Real Estate—1.1%
3,180	[2,3]	Sovereign Real Estate Investment Corp., 12.00%	4,948,080
		Total Trust Preferred Stocks	131,241,436
		Corporate Bonds—44.4%
		Aerospace & Defense—0.5%
200	[2]	Bombardier, Inc., 8.00%, 11/15/14 (Canada)	207,000
1,615		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	1,719,975
160	[2]	TransDigm, Inc., 7.75%, 7/15/14	165,200
		Total Aerospace & Defense	2,092,175
		Automotive—0.2%
		AutoNation, Inc.,
190		7.00%, 4/15/14	191,900
190	[1]	7.36%, 4/15/13	191,900
30	[1,2]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.86%, 5/15/14	30,600
500		Lear Corp., Ser. B, 8.75%, 12/01/16	477,500
125		Metaldyne Corp., 11.00%, 11/01/13	127,812
		Total Automotive	1,019,712
		Basic Materials—2.2%
940		AK Steel Corp., 7.75%, 6/15/12	955,275
200	[2]	American Pacific Corp., 9.00%, 2/01/15	201,250
30		Chemtura Corp., 6.875%, 6/01/16	29,025
260		CPG Intl. I, Inc., 10.50%, 7/01/13	273,000
80		Domtar, Inc., 7.125%, 8/15/15 (Canada)	79,600
200		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	200,500
		Freeport-McMoRan Copper & Gold, Inc.,
1,170		8.375%, 4/01/17	1,260,675
200	[1]	8.564%, 4/01/15	210,000
1,730	[2]	Ineos Group Holdings Plc, 8.50%, 2/15/16 (United Kingdom)	1,656,475
630	[2]	Key Plastics LLC/Key Plastics Finance Corp., 11.75%, 3/15/13	636,300
		Lyondell Chemical Co.,
300		8.00%, 9/15/14	314,250
560		8.25%, 9/15/16	599,200
2,235		11.125%, 7/15/12	2,391,450
350		NewPage Corp., 10.00%, 5/01/12	382,812
470	[1]	Nova Chemicals Corp., 8.502%, 11/15/13 (Canada)	467,650
205	[2]	Terra Capital, Inc., 7.00%, 2/01/17	203,975
35	[2]	Verso Paper Holdings LLC/Verson Paper, Inc., 11.375%, 8/01/16	36,663
		Total Basic Materials	9,898,100
		Building & Development—0.1%
495		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	497,475
		Commercial Services—0.1%
100		FTI Consulting, Inc., 7.75%, 10/01/16	105,000
110	[1,2]	NCO Group, Inc., 10.23%, 11/15/13	110,275
235	[2]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	246,750
		Total Commercial Services	462,025
		Consumer Products—0.6%
70		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	64,400
1,223		Lazy Days RV Center, Inc., 11.75%, 5/15/12	1,253,575
460	[1]	Levi Strauss & Co., 10.099%, 4/01/12	469,200
610	[2]	Michaels Stores, Inc., 10.00%, 11/01/14	654,987
300		Quiksilver, Inc., 6.875%, 4/15/15	282,750
175		United Rentals N.A., Inc., 7.00%, 2/15/14	174,563
		Total Consumer Products	2,899,475
		Containers & Packaging—0.3%
		Berry Plastics Holding Corp.,
340		8.875%, 9/15/14	347,650
195	[1]	9.23%, 9/15/14	199,875

BlackRock Preferred Opportunity Trust (BPP) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Consumer Products—(cont'd)
$ 385		Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	$400,400
240	[1,2]	Impress Holdings BV, 8.485%, 9/15/13 (Netherlands)	240,527
		Total Containers & Packaging	1,188,452
		Energy—3.3%
3,000		AES Corp., 8.875%, 2/15/11	3,225,000
180		Berry Petroleum Co., 8.25%, 11/01/16	178,875
220		Chaparral Energy, Inc., 8.50%, 12/01/15	217,250
30		Chesapeake Energy Corp., 6.875%, 11/15/20	29,850
70		Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15 (France)	72,100
200		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	195,500
175		Edison Mission Energy, 7.50%, 6/15/13	180,687
75		Exco Resources, Inc., 7.25%, 1/15/11	75,187
100		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	99,250
50		KCS Energy, Inc., 7.125%, 4/01/12	49,500
17		Midwest Generation LLC, Ser. B, 8.56%, 1/02/16	18,261
75		Mirant Americas Generation LLC, 8.30%, 5/01/11	76,875
550	[2]	OPTI, Inc., 8.25%, 12/15/14 (Canada)	572,000
2,950		Orion Power Holdings, Inc., 12.00%, 5/01/10	3,407,250
4,600		Pioneer Natural Resources Co., 6.65%, 3/15/17	4,550,463
		Reliant Energy, Inc.,
190		6.75%, 12/15/14	200,687
50		9.25%, 7/15/10	52,688
350	[2]	Sabine Pass LNG LP, 7.50%, 11/30/16	352,625
350	[2]	SemGroup LP, 8.75%, 11/15/15	355,250
120	[1,2]	Stone Energy Corp., 8.11%, 7/15/10	120,000
420	[2]	Targa Resources, Inc., 8.50%, 11/01/13	428,400
235		Utilicorp Finance Corp., 7.75%, 6/15/11 (Canada)	253,800
55		Whiting Petroleum Corp., 7.25%, 5/01/13	54,038
		Total Energy	14,765,536
		Entertainment & Leisure—0.2%
100		Cinemark, Inc., Zero Coupon, 3/15/14	91,500
385	[2]	Greektown Holdings LLC, 10.75%, 12/01/13	411,950
130		Poster Financial Group, Inc., 8.75%, 12/01/11	135,200
275	[2]	TDS Investor, 9.875%, 9/01/14	288,062
40		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	39,600
		Total Entertainment & Leisure	966,312
		Financial Institutions—29.8%
5,000	[1]	American Express Co., 6.80%, 9/01/66	5,324,715
9,605	[2,4]	American General Institute Capital, 7.57%, 12/01/45	11,378,419
415		American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	409,812
2,975	[1,2]	AXA S.A., 6.379%, 12/14/49 (France)	2,855,557
		Barclays Bank Plc (United Kingdom)
10,000	[1,2,3]	5.926%	10,240,400
5,000	[3]	6.278%	4,762,945
190		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	215,825
920		Crum & Forster Holdings Corp., 10.375%, 6/15/13	993,600
1,475	[1]	Genworth Financial, Inc., 6.15%, 11/15/66	1,448,671
9,000		Kingsway America, Inc., 7.50%, 2/01/14	9,294,192
7,120	[1]	Lincoln National Corp., 7.00%, 5/17/66	7,461,069
7,399	[3]	Lloyds Bank Ltd., 6.90% (United Kingdom)	7,408,249
5,175		MetLife, Inc., 6.40%, 12/15/36	5,058,800
720	[2]	Momentive Performance Materials, Inc., 10.125%, 12/01/14	743,400
2,850	[1]	PartnerRe Finance II, 6.44%, 12/01/66	2,817,311
6,000	[3]	Prudential Plc, 6.50% (United Kingdom)	6,000,000
10,000	[1,2,3,4]	Rabobank Capital Funding II, 5.26%	9,729,500
4,000	[1,3]	RBS Capital Trust I, 5.512%	3,935,540
1,300	[1]	Reinsurance Group of America, Inc., 6.75%, 12/15/65	1,291,410
4,000	[3]	Resparcs Funding Ltd., 8.00% (Hong Kong)	4,079,000
		Skandinaviska Enskilda Banken AB (Sweden)
7,185	[1,2,3]	4.958%	6,861,582
5,000	[1,2,3]	5.471%	4,864,990
2,000		Sovereign Capital Trust, 9.00%, 4/01/27	2,069,208
30		Standard Aero Holdings, Inc., 8.25%, 9/01/14	32,175

BlackRock Preferred Opportunity Trust (BPP) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Financial Institutions—(cont’d)
$ 3,128	[5,6]	Structured Asset Receivable Trust, 5.114%, 1/21/10	$3,127,242
10,000	[1,2,3]	Sumitomo Mitsui Banking Corp., 5.625% (Japan)	9,850,160
2,050	[1]	SunTrust Preferred Capital I, 5.853%, 12/15/11	2,079,991
5,000	[1,2,3]	Swiss Re Capital I LP, 6.854%	5,165,320
60	[1]	Universal City Florida Holding Co. I/II, 10.11%, 5/01/10	61,875
3,000	[1,2,3]	Westpac Capital Trust IV, 5.256%	2,878,800
1,800	[2]	Zenith National Insurance Capital Trust I, 8.55%, 8/01/28	1,849,500
		Total Financial Institutions	134,289,258
		Health Care—0.1%
520		Universal Hospital Services, Inc., 10.125%, 11/01/11	552,500
		Industrials—0.4%
460	[2]	AGY Holding Corp., 11.00%, 11/15/14	477,250
170		Hexcel Corp., 6.75%, 2/01/15	167,932
1,205		Trimas Corp., 9.875%, 6/15/12	1,203,494
		Total Industrials	1,848,676
		Media—2.0%
		Affinion Group, Inc.,
475		10.125%, 10/15/13	517,750
230		11.50%, 10/15/15	253,000
230	[1]	Cablevision Systems Corp., Ser. B, 9.82%, 4/01/09	243,800
140		CanWest MediaWorks, Inc., 8.00%, 9/15/12 (Canada)	144,900
110	[2]	CMP Susquehanna Corp., 9.875%, 5/15/14	112,750
2,050		Dex Media West LLC/Dex Media Finance Co., Ser. B, 9.875%, 8/15/13	2,237,062
175		DIRECTV Holdings LLC/DIRECTV Financing Co., 8.375%, 3/15/13	184,406
		Echostar DBS Corp.,
200		5.75%, 10/01/08	200,250
360		7.00%, 10/01/13	370,800
75		7.125%, 2/01/16	77,438
725	[2]	Idearc, Inc., 8.00%, 11/15/16	744,938
200		LIN Television Corp., 6.50%, 5/15/13	195,750
220		MediaNews Group, Inc., 6.875%, 10/01/13	200,200
260		Network Communications, Inc., 10.75%, 12/01/13	265,525
330		Nexstar Finance, Inc., 7.00%, 1/15/14	316,800
1,195	[2]	Nielsen Finance LLC/Nielsen Finance Co., 10.00%, 8/01/14	1,302,550
350	[1,2]	Paxson Communications Corp., 8.61%, 1/15/12	357,875
		Primedia, Inc.,
100		8.00%, 5/15/13	103,500
45		8.875%, 5/15/11	46,406
240		RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	255,000
650		Vertis, Inc., 9.75%, 4/01/09	661,375
		Total Media	8,792,075
		Real Estate—1.5%
		Rouse Co.,
5,000		3.625%, 3/15/09	4,766,735
2,000		5.375%, 11/26/13	1,882,024
		Total Real Estate	6,648,759
		Technology—1.0%
60		Advanced Micro Devices, Inc., 7.75%, 11/01/12	60,675
210		Celestica, Inc., 7.625%, 7/01/13 (Canada)	196,350
50	[1,2]	Conexant Systems, Inc., 9.11%, 11/15/10	51,313
		Freescale Semiconductor, Inc.,
1,510	[2]	9.125%, 12/15/14	1,498,675
180	[1,2]	9.23%, 12/15/14	179,550
120	[2]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	133,800
670	[2]	NXP BV/NXP Funding LLC, 9.50%, 10/15/15 (Netherlands)	691,775
605		Sanmina-SCI Corp., 8.125%, 3/01/16	568,700
		SunGard Data Systems, Inc.,
100		9.125%, 8/15/13	107,250
370		10.25%, 8/15/15	403,762
425		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	438,812

BlackRock Preferred Opportunity Trust (BPP) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Technology—(cont'd)
110		UGS Corp., 10.00%, 6/01/12	$120,313
		Total Technology	4,450,975
		Telecommunications—1.9%
290		Cincinnati Bell, Inc., 7.25%, 7/15/13	300,875
190	[1]	Hawaiian Telcom Communications, Inc., Ser. B, 10.889%, 5/01/13	192,850
		Intelsat Ltd. (Bermuda)
500	[2]	9.25%, 6/15/16	553,750
165	[2]	11.25%, 6/15/16	187,275
670	[1,2]	11.354%, 6/15/13	718,575
230		Intelsat Subsidiary Holding Co. Ltd., 8.625%, 1/15/15 (Bermuda)	246,100
845	[2]	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (Denmark)	904,150
		PanAmSat Corp.,
125		9.00%, 8/15/14	135,313
590	[2]	9.00%, 6/15/16	649,738
		Qwest Corp.,
1,845		7.875%, 9/01/11	1,960,312
460	[1]	8.605%, 6/15/13	501,400
735	[2]	West Corp., 11.00%, 10/15/16	773,587
420	[2]	Wind Acquisition Finance S.A., 10.75%, 12/01/15 (Luxembourg)	480,900
		Windstream Corp.,
640		8.125%, 8/01/13	692,800
365		8.625%, 8/01/16	399,219
		Total Telecommunications	8,696,844
		Transportation—0.2%
140	[2]	Britannia Bulk Plc, 11.00%, 12/01/11 (United Kingdom)	135,800
90		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	87,525
32		Horizon Lines LLC, 9.00%, 11/01/12	33,600
650	[2]	Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (Marshall Islands)	676,813
		Total Transportation	933,738
		Total Corporate Bonds	200,002,087
Shares
		Common Stocks—0.9%
183,802	[7]	Hanover Compressor Co.	4,089,603
		Total Long-Term Investments (cost $562,837,874)	574,659,045
Principal
Amount
(000)
		SHORT-TERM INVESTMENTS—23.0%
		U.S. Government and Agency Discount Notes—23.0%
		Federal Home Loan Bank Disc. Notes,
$ 42,900	[8]	4.972%, 4/02/07	42,894,077
60,950	[8]	5.134%, 4/04/07	58,974,775
1,950	[8]	5.159%, 4/04/07	1,949,166
		Total Short-Term Investments (cost $103,818,018)	103,818,018
		Total Investments—150.5% (cost $666,655,8929)	$678,477,063
		Liabilities in excess of other assets—(1.5)%	(6,973,423)
		Preferred shares at redemption value, including dividends payable —(49.0)%	(220,895,352)
		Net Assets Applicable to Common Shareholders—100%	$450,608,288

BlackRock Preferred Opportunity Trust (BPP) (continued)

[1]	Variable rate security. Rate shown is interest rate as of March 31, 2007.

[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31, 2007, the Trust held 43.2% of its net assets, with a current market value of $194,545,883, in securities restricted as to resale.

[3]	The security is a perpetual bond and has no stated maturity date.

[4]	Security, or a portion thereof, pledged as collateral with a value of $ on # short U.S. Treasury Note futures contracts expiring Month Year. The notional value of such contracts on March 31, 2007 was $, with an unrealized gain / loss of $.

[5]	Security is fair valued.

[6]	Illiquid security. As of March 31, 2007, the Trust held 0.7% of its net assets, with a current market value of $3,127,242, in these securities.

[7]	Non-income producing security.

[8]	Rate shown is the yield to maturity as of the date of purchase.

[9]	Cost for federal income tax purposes is $666,710,781. The net unrealized appreciation on a tax basis is $11,766,282, consisting of $21,259,166 gross unrealized appreciation and $9,492,884 gross unrealized depreciation.

For Trust compliance purposes, the Trust's sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

KEY TO ABBREVIATIONS
ADR — American Depositary Receipt
CABCO — Corporate Asset Backed Corp.
CORTS — Corporate Backed Trust Securities
PPLUS — Preferred Plus
REIT — Real Estate Investment Trust
SATURNS — Structured Asset Trust Unit Repackagings

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Preferred Opportunity Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: May 25, 2007